Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consisted of the following:

	December 31, 2025	December 31, 2024
Raw materials	$5,833,689	$3,161,517
Materials in transit	618,938	1,869,241
Finished goods	536,386	196,406
Spare parts	241,568	-
Less: Obsolete/write-down inventory	-	-
Total, net	$7,230,581	$5,227,164